Share capital - Additional information (Details) - CAD ($)				12 Months Ended
	Dec. 23, 2021	Feb. 12, 2021	Aug. 13, 2020	Dec. 31, 2021	Dec. 31, 2020
Share capital
Private placement (in shares)	11,634,137	9,545,455	8,285,200
Price per common share	$ 11.75	$ 4.40	$ 2.15
Issue of common shares	$ 136,700,000	$ 42,000,000	$ 17,800,000
Placement agent fees		$ 2,619,845	$ 1,242,727
Number of Common Share purchase warrants issued		562,860
Exercise per share of Common Share purchase warrants issued		$ 4.40
Share capital.
Share capital
Private placement (in shares)				21,179,592	8,285,200
A10 Advisory and A10 Fund
Share capital
Placement agent fees	$ 5,972,478	$ 2,344,584
Number of Common Share purchase warrants issued		532,860	948,573